Capital resources	12 Months Ended
Dec. 31, 2021
Capital resources
Capital resources

26 Capital resources

NatWest Group’s regulatory capital is assessed against minimum requirements that are set out under the Capital Requirements Regulation to determine the strength of its capital base.

This note shows a reconciliation of shareholders’ equity to regulatory capital.

	PRA transitional basis
	2021	2020
	£m	£m
Shareholders’ equity (excluding non-controlling interests)
Shareholders’ equity	41,796	43,860
Preference shares - equity	(494)	(494)
Other equity instruments	(3,890)	(4,999)
	37,412	38,367
Regulatory adjustments and deductions
Own credit	21	(1)
Defined benefit pension fund adjustment	(465)	(579)
Cash flow hedging reserve	395	(229)
Deferred tax assets	(761)	(760)
Prudential valuation adjustments	(274)	(286)
Goodwill and other intangible assets	(6,312)	(6,182)
Foreseeable ordinary dividends	(846)	(364)
Foreseeable charges	(825)	—
Foreseeable pension contributions	(365)	(266)
Adjustment under IFRS 9 transitional arrangements	621	1,747
Other regulatory adjustments	(5)	—
	(8,816)	(6,920)

CET1 capital	28,596	31,447
Additional Tier 1 (AT1) capital
Qualifying instruments and related share premium	3,875	4,983
Qualifying instruments and related share premium subject to phase out	571	690
Qualifying instruments issued by subsidiaries and held by third parties subject to phase out	—	140
AT1 capital	4,446	5,813
Tier 1 capital	33,042	37,260
Qualifying Tier 2 capital
Qualifying instruments and related share premium	4,935	4,882
Qualifying instruments issued by subsidiaries and held by third parties	314	1,191
Other regulatory adjustments	457	400
Tier 2 capital	5,706	6,473
Total regulatory capital	38,748	43,733

It is NatWest Group policy to maintain a strong capital base, to expand it as appropriate and to utilise it efficiently throughout its activities to optimise the return to shareholders while maintaining a prudent relationship between the capital base and the underlying risks of the business. In carrying out this policy, NatWest Group has regard to the supervisory requirements of the PRA. The PRA uses capital ratios as a measure of capital adequacy in the UK banking sector, comparing a bank’s capital resources with its risk-weighted assets (the assets and off-balance sheet exposures are weighted to reflect the inherent credit and other risks); by international agreement, the Pillar 1 capital ratios should be not less than 8% with a Common Equity Tier 1 component of not less than 4.5%. NatWest Group has complied with the PRA’s capital requirements throughout the year.

A number of subsidiaries and sub-groups within NatWest Group, principally banking entities, are subject to various individual regulatory capital requirements in the UK and overseas. Furthermore, the payment of dividends by subsidiaries and the ability of members of NatWest Group to lend money to other members of NatWest Group may be subject to restrictions such as local regulatory or legal requirements, the availability of reserves and financial and operating performance.